CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (5,475,082)	$ (806,394)	¥ (7,800,830)
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation of fixed assets	362,459	53,384	349,752
Amortization and impairment of intangible assets	271,935	40,052	419,919
Amortization and impairment of licensed copyrights	8,989,909	1,324,070	9,531,104
Amortization and impairment of produced content	3,492,657	514,413	2,324,085
Impairment of long-lived assets	143,534	21,140	0
Provision for credit losses	212,254	31,262	72,447
Unrealized foreign exchange loss/(gain)	(21,647)	(3,188)	625,126
Loss/(gain) on disposal of fixed assets	(7,146)	(1,052)	3,193
Accretion on convertible notes payable or convertible senior notes	324,136	47,740	241,107
Barter transaction revenue	(957,675)	(141,050)	(493,570)
Share-based compensation	1,021,116	150,394	769,527
Share of losses on equity method investments	183,792	27,070	105,860
Fair value change and impairment of long-term investments	35,099	5,170	21,024
Fair value change of assets and liabilities remeasured at fair value on a recurring basis	0	0	5,711
Other investment and interest income	7,663	1,129	(61,065)
Deferred income tax benefit	(48,144)	(7,091)	(44,646)
Amortization of deferred income	(10,658)	(1,570)	(7,938)
Other non-cash expenses	60,637	8,931	29,869
Changes in operating assets and liabilities
Accounts receivable	92,912	13,684	(155,359)
Amounts due from related parties	(126,909)	(18,692)	(55,226)
Licensed copyrights	(7,913,397)	(1,165,517)	0
Produced content	(4,654,531)	(685,538)	(3,433,945)
Prepayments and other assets	1,200,455	176,808	(1,246,280)
Accounts payable	(617,958)	(91,015)	(335,234)
Amounts due to related parties	(86,373)	(12,721)	344,642
Customer advances and deferred revenue	(20,622)	(3,037)	154,321
Accrued expenses and other current liabilities	(330,627)	(48,696)	183,107
Other non-current liabilities	(19,413)	(2,860)	16,943
Net cash provided by/(used for) operating activities	(3,891,624)	(573,174)	1,563,644
Cash flows from investing activities:
Acquisition of fixed assets	(214,227)	(31,552)	(507,938)
Acquisition of intangible assets	(131,320)	(19,341)	(106,655)
Acquisition of licensed copyrights from related parties	0	0	(259,090)
Acquisition of licensed copyrights from third parties	0	0	(8,042,120)
Purchase of long-term investments	(770,805)	(113,527)	(409,941)
Proceeds from disposal of long-term investments	20,000	2,946	3,000
Acquisition of business, net of cash acquired	(5,798)	(854)	(5,798)
Film investment as passive investor	0	0	(3,250)
Proceeds from film investments as passive investor	1,612	237	14,368
Loans provided to third parties	(6,415)	(945)	(24,000)
Repayment of loans provided to related parties	100,000	14,728	26,500
Purchases of held-to-maturity debt securities	(2,181,603)	(321,315)	(6,226,900)
Maturities of held-to-maturity debt securities	2,972,378	437,784	5,632,495
Purchases of available-for-sale debt securities	(8,104,132)	(1,193,610)	(11,081,887)
Maturities of available-for-sale debt securities	8,190,405	1,206,316	11,330,555
Other investing activities	7,730	1,139	0
Net cash used for investing activities	(122,175)	(17,994)	(9,660,661)
Cash flows from financing activities:
Repayments of loans from related parties	0	0	(70,462)
Proceeds from short-term loans	2,955,474	435,294	1,889,367
Repayments of short-term loans	(1,773,315)	(261,181)	(1,425,903)
Proceeds from long-term loans and borrowings from third party investors, net of issuance costs	0	0	295,395
Repayments of long-term loans and borrowings from third party investors	(302,060)	(44,489)	(19,429)
Purchase of capped calls	0	0	(567,140)
Proceeds from issuance of subsidiaries' shares	114	17	103,500
Acquisition of noncontrolling interests in a subsidiary	0	0	(65,000)
Proceeds from exercise of share options	172,661	25,430	94,601
Finance lease payments	(9,020)	(1,329)	0
Other financing activities	(62,425)	(9,194)	(4,880)
Net cash provided by financing activities	981,429	144,548	8,139,555
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(58,523)	(8,620)	290,138
Net increase/(decrease) in cash, cash equivalents and restricted cash	(3,090,893)	(455,240)	332,676
Cash, cash equivalents and restricted cash at the beginning of the period	6,909,674	1,017,685	6,760,447
Cash, cash equivalents and restricted cash at the end of the period	3,818,781	562,445	7,093,123
Supplemental disclosures of cash flow information:
Acquisition of fixed assets included in accounts payable	9,943	1,464	289,504
Acquisition of long-term investments with non-cash consideration	4,000	589	7,500
Convertible Senior Notes
Cash flows from financing activities:
Proceeds from issuance of convertible senior notes, net of issuance costs	¥ 0	$ 0	¥ 7,909,506